Offerings - Offering: 1	Jul. 20, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 64,414,599.00
Amount of Registration Fee	$ 8,895.66
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $8,895.66 was paid in connection with the filing of the Schedule TO-I by ABS Long/Short Strategies Fund (File No. 005-89250) on February 2, 2026 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.